NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Gartmore NVIT International Equity Fund	NVIT Multi-Manager Large Cap Value Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Value Fund

Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Core Plus Bond Fund	NVIT Multi Sector Bond Fund
NVIT Developing Markets Fund (formerly Gartmore NVIT Developing Markets Fund)	NVIT Nationwide Fund
NVIT Emerging Markets Fund (formerly Gartmore NVIT Emerging Markets Fund)	NVIT Real Estate Fund (formerly Van Kampen NVIT Real Estate Fund)
NVIT Enhanced Income Fund	NVIT S&P 500 Index Fund
NVIT Government Bond Fund	NVIT Short Term Bond Fund
NVIT Growth Fund	NVIT Small Cap Index Fund
NVIT International Index Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund	Van Kampen NVIT Comstock Value Fund

Supplement dated January 27, 2011

to the Statement of Additional Information dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

NVIT Multi-Manager Mid Cap Growth Fund

1. At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust (the “Trust”) held on December 14, 2010, the Board approved the addition of Wells Capital Management, Inc. (“WellsCap”) to subadvise a portion of the NVIT Multi-Manager Mid Cap Growth Fund (the “Fund”), alongside Neuberger Berman Management LLC and American Century Investment Management, Inc., effective January 24, 2011.

2. On page 76 of the SAI, the disclosure identifying the Subadvisers for NVIT Multi-Manager Mid Cap Growth Fund has been revised as follows:

Fund	Subadviser
NVIT Multi-Manager Mid Cap Growth Fund	American Century; Neuberger Berman; and WellsCap

3. For information with regard to WellsCap, the following information supplements Appendix C to the SAI:

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2010

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund
Wells Capital Management, Inc.
Jerome C. Philpott*	NVIT Multi-Manager Mid Cap Growth Fund	None
Stuart O. Roberts*	NVIT Multi-Manager Mid Cap Growth Fund	None

*Messrs. Philpott and Roberts became portfolio managers of the NVIT Multi-Manager Mid Cap Growth Fund on January 24, 2011

OTHER MANAGED ACCOUNTS

(As of December 31, 2010)

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of December 31, 2010
Wells Capital Management, Inc.
Jerome C. Philpott*	Mutual Funds: 15 accounts, $2,977 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $35 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 24 accounts, $2,222 million total assets (3 accounts, $502 million total assets for which the advisory fee is based on performance)
Stuart O. Roberts*	Mutual Funds: 15 accounts, $2,977 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $35 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 24 accounts, $2,222 million total assets (3 accounts, $502 million total assets for which the advisory fee is based on performance)

*Messrs. Philpott and Roberts became portfolio managers of the NVIT Multi-Manager Mid Cap Growth Fund on January 24, 2011

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE